TAXATION (Details) - CNY (¥) ¥ in Thousands			1 Months Ended		12 Months Ended
	Dec. 22, 2017	Jan. 01, 2008	May 31, 2016	Apr. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation
Unrecognized tax benefits that if recognized would affect the annual effective tax rate					¥ 32,152	¥ 26,246	¥ 24,619
China
Taxation
VAT payable					10,645	8,973
Business tax payable					¥ 18,456	¥ 18,430
Income tax rate (as percent)					25.00%	25.00%	25.00%
Withholding income tax on dividends (as a percent)					10.00%
Net loss carryforward term (in years)					5 years
China | Minimum
Taxation
VAT (as a percent)			3.00%
Business tax (as a percent)				3.00%
China | Maximum
Taxation
VAT (as a percent)			6.00%
Business tax (as a percent)				5.00%
China | Schools of VIE's
Taxation
Income tax rate (as percent)		25.00%
China | Schools of VIE's | Minimum
Taxation
Income tax rate (as percent)					1.50%
China | Schools of VIE's | Maximum
Taxation
Income tax rate (as percent)					2.50%
Hong Kong [Member]
Taxation
Income tax rate (as percent)					16.50%
Withholding income tax on dividends (as a percent)					5.00%
Taiwan
Taxation
Income tax rate (as percent)					17.00%
Net loss carryforward term (in years)					10 years
U.S.
Taxation
Income tax rate (as percent)	21.00%				35.00%
Net loss carryforward term (in years)					20 years